Property, plant and equipment (Details) - ARS ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Statement [Line Items]
Beginning balance	$ 72,237,000,000	$ 68,071,000,000
Additions	8,519,000,000	10,734,000,000
Incorporation by business combination	225,000,000
Currency translation adjustment	7,000,000	8,000,000
Transfers	587,000,000	2,169,000,000
Depreciation charges	(9,871,000,000)	(8,745,000,000)
Ending balance	71,704,000,000	72,237,000,000
Costs [Member]
Statement [Line Items]
Beginning balance	255,184,000,000	242,273,000,000
Ending balance	264,522,000,000	255,184,000,000
Accumulated Depreciation [Member]
Statement [Line Items]
Beginning balance	(182,947,000,000)	(174,202,000,000)
Ending balance	(192,818,000,000)	(182,947,000,000)
Buildings And Facilities [Member]
Statement [Line Items]
Beginning balance	63,152,000,000	61,620,000,000
Additions	6,975,000,000	7,553,000,000
Incorporation by business combination	188,000,000
Currency translation adjustment	0	0
Transfers	0	0
Depreciation charges	(6,379,000,000)	(6,021,000,000)
Ending balance	63,936,000,000	63,152,000,000
Disposals	0	0
Buildings And Facilities [Member] | Accumulated Depreciation [Member]
Statement [Line Items]
Beginning balance	(105,814,000,000)	(99,792,000,000)
Ending balance	(112,193,000,000)	(105,814,000,000)
Buildings And Facilities [Member] | Costs [Member]
Statement [Line Items]
Beginning balance	168,966,000,000	161,412,000,000
Ending balance	176,129,000,000	168,966,000,000
Machinery and Equipment [Member]
Statement [Line Items]
Beginning balance	5,470,000,000	3,199,000,000
Additions	1,233,000,000	2,158,000,000
Incorporation by business combination	0
Currency translation adjustment	0	0
Transfers	587,000,000	2,169,000,000
Depreciation charges	(2,634,000,000)	(2,056,000,000)
Ending balance	4,656,000,000	5,470,000,000
Machinery and Equipment [Member] | Accumulated Depreciation [Member]
Statement [Line Items]
Beginning balance	(64,413,000,000)	(62,357,000,000)
Ending balance	(67,047,000,000)	(64,413,000,000)
Machinery and Equipment [Member] | Costs [Member]
Statement [Line Items]
Beginning balance	69,883,000,000	65,556,000,000
Ending balance	71,703,000,000	69,883,000,000
Other PPE [Member]
Statement [Line Items]
Beginning balance	3,615,000,000	3,252,000,000
Additions	311,000,000	1,023,000,000
Incorporation by business combination	37,000,000
Currency translation adjustment	7,000,000	8,000,000
Transfers	0	0
Depreciation charges	(858,000,000)	(668,000,000)
Ending balance	3,112,000,000	3,615,000,000
Other PPE [Member] | Accumulated Depreciation [Member]
Statement [Line Items]
Beginning balance	(12,720,000,000)	(12,053,000,000)
Ending balance	(13,578,000,000)	(12,720,000,000)
Other PPE [Member] | Costs [Member]
Statement [Line Items]
Beginning balance	16,335,000,000	15,305,000,000
Ending balance	$ 16,690,000,000	$ 16,335,000,000